Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Summary of significant accounting policies
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2014	2015
	(in millions of RMB)
Cash and cash equivalents and short-term investments	1,367	2,272
Amounts due from Ant Financial Services	3	2,741
Loan receivables	13,159	835
Investment in equity investees and securities	240	4,018
Property and equipment and intangible assets	1,089	1,353
Total assets	18,874	13,811
Secured borrowings	9,264	—
Amounts due to WFOEs and other non-VIEs group companies	4,801	7,741
Total liabilities	17,446	11,420

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Revenue (i)	3,088	6,170	10,457
Net (loss) profit (i)	(325)	(587)	659
Net cash used in operating activities	(134)	(2,642)	(7,343)
Net cash used in investing activities	(555)	(1,337)	(5,502)
Net cash provided by financing activities	812	4,157	13,018

(i)

Revenues earned and net loss incurred by the VIEs are primarily from the businesses of providing display marketing on the Company’s retail marketplaces, cloud computing and Internet infrastructure services, as well as micro loan services to small and medium sized enterprises before the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)).

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 5 years
Buildings	20 – 50 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets

User base and customer relationships	2 – 6 years
Trade names, trademarks and domain names	3 – 12 years
Developed technology and patents	2 – 5 years
Non-compete agreements	over the contracted term from 2 – 6 years